COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($) Aircraft	Aug. 31, 2019 Aircraft	Feb. 28, 2018 Aircraft
Commitments and Contingencies [Abstract]
Number of aircraft with guaranteed residual value				3
Term of lease	12 years
Residual value guarantee fees received | $				$ 6.6
Amortization period for residual value guarantee fees	12 years
Notice period for lessor to exercise rights to residual value guarantee	11 months
Residual value guarantee fees recognized as income | $	$ 0.6	$ 0.6	$ 0.6
Recorded liability value for guarantee fees recognized | $	$ 0.0
Portfolio B [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired on operating leases						21
Number of aircraft to be delivered in 2020 and 2021 after exercise of options					8
Number of aircraft to be delivered in 2021	0
Portfolio C [Member] | A320neo [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be delivered in 2021	0
Portfolio C [Member] | A320neo [Member] | Maximum [Member]
Commitments and Contingencies [Abstract]
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2019 and 2025						20
Number of aircraft to be acquired under options, not subject to lease, and delivered between 2021 and 2025	17